Subsequent Events (Details Narrative) (10K) - USD ($)						1 Months Ended		6 Months Ended		12 Months Ended
	May 13, 2016	Feb. 02, 2016	Jan. 02, 2016	Jan. 02, 2016	Nov. 18, 2015	Feb. 29, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Common stock issued for services	$ 68,000			$ 18,000				$ 68,000		$ 18,000
Common stock issued for services, shares				60,000	60,000					60,000
Common stock value per share					$ 0.30
Common stock issued for cash, shares										4,493,390
Common stock issued for cash										$ 1,361,523
Investor [Member]
Common stock issued for cash, shares							4,221,085
Common stock issued for cash							$ 1,266,523
Subsequent Event [Member]
Common stock issued for services			$ 18,000
Common stock issued for services, shares			60,000
Common stock value per share			$ 0.30	$ 0.30
Subsequent Event [Member] | Investor [Member]
Common stock issued for cash, shares						36,000
Common stock issued for cash						$ 10,800
Subsequent Event [Member] | Dr. Head [Member] | 2016 [Member]
Annual salary		$ 275,000
Subsequent Event [Member] | Mr. Kucharchuk's [Member] | 2016 [Member]
Annual salary		$ 200,000